Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST VIII
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017
Supplement [Text Block]	pstviii_SupplementTextBlock
PIONEER INTERNATIONAL EQUITY FUND

Supplement to the April 1, 2017 Prospectus and Summary Prospectus,
as in effect and as may be amended from time to time

Effective August 1, 2017, Amundi Pioneer is making the following changes regarding the fund's expenses.

Pioneer International Equity Fund	Current Expense Limit	New Expense Limit
Class A	1.45%	1.25%
Class C	2.35%	2.15%
Class T	1.45%	1.25%
Class Y	-	0.90%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through April 1, 2019.
Pioneer International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstviii_SupplementTextBlock
PIONEER INTERNATIONAL EQUITY FUND

Supplement to the April 1, 2017 Prospectus and Summary Prospectus,
as in effect and as may be amended from time to time

Effective August 1, 2017, Amundi Pioneer is making the following changes regarding the fund's expenses.

Pioneer International Equity Fund	Current Expense Limit	New Expense Limit
Class A	1.45%	1.25%
Class C	2.35%	2.15%
Class T	1.45%	1.25%
Class Y	-	0.90%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through April 1, 2019.